Other Assets And Liabilities, Current and Noncurrent - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Employee-related Liabilities, Current	$ 102,704	$ 121,080
Rebates and Incentives Payable, Current	49,938	44,175
Sales and Excise Tax Payable, Current	20,729	23,253
Interest Payable, Current	32,417	36,823
Liability, Pension and Other Postretirement and Postemployment Benefits, Current	11,972	11,528
Accrued Insurance, Current	9,960	9,447
Earn Out Liabilities, Other	12,961	29,974
Restructuring Reserve	21,085	5,200	$ 7,957	$ 3,277
Operating Lease, Liability, Current	37,744	0
Finance Lease, Liability, Current	1,931	0
Accrued Income Taxes, Current	42,141	24,356
Other Sundry Liabilities, Current	233,240	224,672
Other current liabilities	$ 576,822	$ 530,508